INCOME TAX - Tax credits (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
INCOME TAX
Base	$ 55,106
Deferred tax recognized asset	18,186
Renting Colombia
INCOME TAX
Base	55,106
Deferred tax recognized asset	$ 18,186